Financial Instruments (Details) - Schedule of Interest Payable and Interest Payments $ in Thousands	Dec. 31, 2023 CAD ($)
Satellite performance incentive payments [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	$ 96
Interest payments	4,186
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	21,623
Interest payments	$ 744,006